Notes payable (Details) - USD ($)	Jun. 30, 2022	Dec. 31, 2021	Dec. 31, 2020
Paycheck Protection Program Loan	$ 0	$ 2,000,000	$ 0
Notes Payable Issued	11,860,055	11,860,055	0
Notes Payable Issued December	15,925,926	15,925,926	0
Notes Payable	22,253,430	26,087,523	$ 0
Unamortized Discount	(5,532,551)	(3,698,458)
Face Value [Member]
Notes Payable	$ 27,785,981	$ 29,785,981